INITIAL PUBLIC OFFERING (Details Narrative) - Alpha Time Acquisition Corp [Member] - USD ($)	Dec. 28, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 04, 2023	Jan. 03, 2023	Dec. 30, 2022	Sep. 30, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Issuance of share to sponsor, shares	2,160,774					5,800
Sale of stock value issued		$ 70,242,000		$ 231,000
Shares issued price per share		$ 10.18		$ 2.00
Sale of Stock, Description of Transaction					The Founder Shares and Private Units (and underlying securities) will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow in the case of (i) 50% of the Founder Shares and Private Units (and underlying securities) until the earlier to occur of: (A) six months after the date of the consummation of our initial business combination, or (B) the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) the remaining 50% of the Founder Shares and Private Units (and underlying securities) until six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property.
Proceeds from Issuance or Sale of Equity		$ 70,242,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of share to sponsor, shares				6,000,000
Sale of stock, price per share				$ 10.00			$ 10.00	$ 10.00
Warrant exercise price				$ 11.50
Shares issued price per share							$ 10.18	$ 10.18
Sale of Stock, Description of Transaction				Each Unit consists of one ordinary share, one warrant and one right, with each right entitling the holder thereof to receive one-tenth of one ordinary share upon the completion of an initial business combination, subject to adjustment.
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of share to sponsor, shares		900,000	900,000	900,000
Sale of stock, price per share		$ 10.00	$ 10.00